SUPPLEMENT DATED APRIL 3, 2018
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY,
MASTERS CHOICE II NY, MASTERS FLEX II NY,
 AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY,
 MASTERS CHOICE NY, AND MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY
AND MASTERS SELECT NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information about the Columbia Variable Portfolio - Select International Equity Fund (the "Fund") that is available under your Contract.

On May 1, 2018, the Fund will change its name to Columbia Variable Portfolio - Overseas Core Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.